Stockholders' Equity (Details) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended					1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	12 Months Ended						0 Months Ended			12 Months Ended	0 Months Ended			0 Months Ended			12 Months Ended	0 Months Ended						12 Months Ended	1 Months Ended	0 Months Ended						1 Months Ended	12 Months Ended			0 Months Ended					0 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		0 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended						0 Months Ended	1 Months Ended	0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 09, 2013	Oct. 17, 2013	Aug. 26, 2013	Aug. 11, 2013	Jun. 10, 2013	Jan. 13, 2013	Jan. 11, 2013	Jul. 31, 2013	Sep. 18, 2013	Sep. 30, 2013	Jun. 12, 2013	Mar. 22, 2013	Jun. 11, 2013 ChargingStation	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Feb. 05, 2013	Dec. 31, 2011	Dec. 07, 2009	Feb. 27, 2013 Beam Charging LLC [Member]	Apr. 03, 2013 EV Pass LLC [Member]	Apr. 23, 2013 350Green LLC [Member]	Dec. 31, 2013 350Green LLC [Member]	Apr. 19, 2013 Chief Financial Officer [Member]	Oct. 11, 2013 Blink Network [Member]	Oct. 11, 2013 Subsequent Event [Member]	Jan. 14, 2013 Consulting Agreement [Member]	Dec. 03, 2012 Consulting Agreement [Member]	Aug. 15, 2012 Consulting Agreement [Member]	Dec. 31, 2013 Consulting Agreement [Member]	Aug. 26, 2013 Omnibus Incentive Plan [Member]	Jun. 08, 2013 Omnibus Incentive Plan [Member]	Jun. 06, 2013 Omnibus Incentive Plan [Member]	Apr. 01, 2013 Omnibus Incentive Plan [Member]	Feb. 19, 2013 Omnibus Incentive Plan [Member]	Jan. 11, 2013 Omnibus Incentive Plan [Member]	Dec. 31, 2013 Omnibus Incentive Plan [Member]	Oct. 17, 2013 2013 Omnibus Incentive Plan One [Member]	Aug. 12, 2013 2013 Omnibus Incentive Plan One [Member]	Aug. 11, 2013 2013 Omnibus Incentive Plan One [Member]	Aug. 13, 2013 2013 Omnibus Incentive Plan One [Member]	Jul. 03, 2013 2013 Omnibus Incentive Plan One [Member]	Mar. 08, 2013 2013 Omnibus Incentive Plan One [Member]	Sep. 10, 2012 2013 Omnibus Incentive Plan One [Member]	Jan. 31, 2013 2013 Omnibus Incentive Plan One [Member]	Dec. 31, 2013 2013 Omnibus Incentive Plan One [Member]	Sep. 13, 2013 2013 Omnibus Incentive Plan One [Member]	Sep. 01, 2013 2013 Omnibus Incentive Plan One [Member]	Feb. 19, 2013 2013 Omnibus Incentive Plan One [Member] Member of Board of Director [Member]	Feb. 19, 2013 2013 Omnibus Incentive Plan One [Member] Member of Board of Director [Member] Minimum [Member]	Feb. 19, 2013 2013 Omnibus Incentive Plan One [Member] Member of Board of Director [Member] Maximum [Member]	Jan. 11, 2013 Employment Agreement [Member]	Jan. 11, 2013 Employment Agreement [Member] Member of Board of Director [Member]	Feb. 05, 2013 Binding Memorandum Of Understanding [Member]	Dec. 19, 2012 Social Media Marketing Agreement [Member]	Dec. 07, 2009 Series A Convertible Preferred Stock [Member]	Dec. 31, 2013 Series A Convertible Preferred Stock [Member]	Feb. 06, 2012 Series B Convertible Preferred Stock [Member]	Jun. 30, 2012 Series B Convertible Preferred Stock [Member]	Jun. 10, 2013 Series B Preferred Stock [Member]	Feb. 06, 2012 Series B Preferred Stock [Member]	Aug. 11, 2013 Common stock [Member]	Dec. 19, 2012 Common stock [Member]	Sep. 13, 2012 Common stock [Member]	Dec. 07, 2009 Common stock [Member]	Jul. 31, 2013 Common stock [Member]	Dec. 31, 2013 Common stock [Member]	Sep. 13, 2013 Common stock [Member]	Jun. 11, 2013 Common stock [Member]	Aug. 28, 2013 Common stock [Member] Former Consultant [Member]	Oct. 15, 2013 Common stock [Member] Consulting Agreement [Member]	Jan. 13, 2013 Common stock [Member] Consulting Agreement [Member]	Jan. 11, 2013 Common stock [Member] Consulting Agreement [Member]	Dec. 10, 2012 Common stock [Member] Consulting Agreement [Member]	Aug. 15, 2012 Common stock [Member] Consulting Agreement [Member]	Dec. 03, 2012 Common stock [Member] Consulting Agreement [Member]	Aug. 01, 2013 Common stock [Member] Omnibus Incentive Plan [Member]	Oct. 17, 2013 Common stock [Member] 2013 Omnibus Incentive Plan One [Member]	Aug. 12, 2013 Common stock [Member] 2013 Omnibus Incentive Plan One [Member]	Aug. 13, 2013 Common stock [Member] 2013 Omnibus Incentive Plan One [Member]	Jul. 03, 2013 Common stock [Member] 2013 Omnibus Incentive Plan One [Member]	Dec. 31, 2013 Common stock [Member] 2013 Omnibus Incentive Plan One [Member]	Dec. 31, 2013 Preferred stock [Member]	Aug. 11, 2013 Warrants [Member]	Dec. 31, 2013 Warrants [Member]	Feb. 29, 2012 Treasury Stock [Member]	Dec. 31, 2013 Treasury Stock [Member]
Stockholders' Equity (Textual)
Prepaid service expense														$ 290,500
Common stock, shares authorized														500,000,000	500,000,000
Preferred stock, shares authorized																																																																																			40,000,000
Share exchange agreement, number of shares issued																																																								10,000,000		1,000,000
Convertible preferred stock, shares issued																																																											1,000,000	1,000,000	1,500,000
Preferred stock, per share price																																																								$ 0.001		$ 1.00
Voting right, Description																																																								Five (5) times the number of votes on all matters to which common shareholders are entitled.		One vote per share
Liquidation value, Description																																																								Eight times that sum available for distribution to common stock holders.
Convertible preferred stock conversion, Description																																																								At the option of the holder after the date of issuance at a rate of 2.5 shares of common stock for every preferred share issued.		(i) one percent (1%) of the issued and outstanding common stock of CarCharging, Limited for every 500,000 shares of Series B Preferred Stock until February 6, 2017 or (ii) the Purchaser may convert each share of Series B Preferred Stock into Common Stock of the Company on a one for one basis during the period of July 1, 2015 through December 31, 2015.
Option to purchase shares under agreement																																																										1,500,000
Exercise price of shares at option to purchase under agreement																																																										$ 1.00
Exercisable period of option to purchase under agreement																																																										60 days
Proceeds from sale of preferred stock															900,000																																											900,000
Percentage of issued and outstanding common stock of subsidiary purchaser entitled to receive																																																										2.00%
Consulting services payment as percentage of outstanding common stock																																																										3.00%
Fair value of stock option																																																											226,000
Options outstanding														4,943,665	4,500,000																						4,050,000
Expected volatility			138.00%																																																								54.00%																										142.00%
Discount rate																																																											0.65%																										0.55%
Expected life			3 years																																																								60 days	3 years																									3 years
Dividend yield			0.00%																																																								0.00%																										0.00%
Aggregate amount received from sale of warrants									443,305					15,450,000																																																																						360,429
Total current liabilities														23,079,181	712,226
Sale of common stock for cash																			$ 3.00								$ 1.49																																						$ 30.00
Net of deferred costs, current																																																																	35,000
Sale of common stock, net of issuance costs	8,963,250	642,857												17,265,509	1,482,303										4,490,509																																								885,000
Aggregate amount received from sale of common stock																																																																	920,000
Common stock issued for cash				150,000																														19,500				9,998											71,000													492,062															19,500	9,998			412,500
Common stock issued for cash, shares				330,000						2,550,000		4,990,000								1,265,822														15,000				8,332											50,000						18,561							330,000									18,246						15,000	8,332			325,000
Shares issued for service, Shares																											250,000	13,393	18,246	11,280		150,000							25,000		10,000	325,000	150,000	112,500		287,500			12,000			50,000		113,636																62,500		250,000		42,150	18,246				37,500	10,000							62,500
Shares issued for services, Value													1,772,320											264,000			372,500			15,000			25,000						37,500		15,000	412,500												150,000																450,000					85,390				25,000	15,000							637,500
Per share price of stock issued		$ 1.00		$ 0.50						$ 2.25		$ 2.25	$ 2.25							$ 1.30	$ 1.49	$ 1.19		$ 1.20	$ 1.00			$ 1.49	$ 1.37			$ 1.28	$ 1.30	$ 1.30				$ 1.20	$ 1.50		$ 1.50	$ 1.27				$ 1.29			$ 1.19	$ 0.90	$ 1.56				$ 1.35															$ 1.26		$ 1.49		$ 1.41	$ 1.37		$ 1.30	$ 1.20	$ 1.50	$ 1.50	$ 1.27
Common stock, shares issued	112,000													77,124,833	42,434,705																																																3,226	137,503	61,333				6,060
Accrued interest on notes				500																			2,700
Common stock founders, par value	$ 1.71
Common Stock, par value (in dollars per share)	$ 1.00													$ 0.001	$ 0.001											$ 0.001																							$ 1.42				$ 1.49							$ 0.001			$ 1.55	$ 1.03			$ 1.40
Options granted											1,008,457			935,665	4,500,000																686,665			187,431	12,000	5,000,000	893,665
Additional common stock, par value	$ 1.71
Additional Common stock, shares issued	2,000,000																																										150,000			787,500	412,497	87,500																45,833				45,833
Value of common stock to be issued periodically													435,680
Warrants exercisable price, per share	$ 1.05			$ 2.25				$ 2.25						$ 1																																																											$ 1.50											$ 2.25
Warrants outstanding														100,000					446,665
Extinguishment of Debt
Number of shares issuable upon conversion of warrants																																																												2,500,000
Option issued to purchase common stock, shares																																																																									12,000
Option exercise price			$ 1.29				$ 1.50							$ 1.42																				$ 0.50	$ 1.43																																						$ 1.50
Option vesting date																																																																									Jan. 11, 2015
Option expiration date																																																																									Jan. 11, 2018
Common stock, shares issued for Chief Financial Officer and director compensation, shares																								220,000
Restricted common stock, shares issued																																													137,499	274,998
Stock issuance costs		403,750				297,000				1,210,000		2,198,000	287,000	27,778,144	2,409,524																						1,592,184
Common stock share price for consulting and equity funding services																	$ 2.25																										$ 1.28											$ 1.32															$ 1.65					$ 1.49		$ 1.19
Additional common stock to be receive																																150,000
Warrant expiration period	5 years	5 years							5 years	3 years		3 years	3 years												5 years						3 years
Notice period for termination of agreement																																																																30 days
Option vesting period							2 years																											5 years
Warrant expiration date				Aug. 11, 2016				Jun. 10, 2016																																																																												Aug. 11, 2016
Vesting period of warrants issued											5 years
Stock issued to a consultant																																	19,231
Period of agreement																																																	2 years														6 months
Number of common stock and warrants issued in conjunction with this offering													4,990,000												7,142,857
Number of common stock and warrants issued due to conjunction with this offering													4,990,000
Agreement termination description														The agreement may be terminated by either party upon written notice. The aforementioned shares will be expensed as part of the five million dollar equity financing which occurred in October 2013.
Common stock issued for account payable																																																																											60,993
Value of common stock issued for settlement of account payable																																																																											47,856
Share price of common stock issued for account payable																																																																											$ 1.40
Common stock issued in conjunction with acquisition																				1,265,822	671,141	604,838
Value of common stock issued in conjunction with acquisition																						719,757
Compensation expense related to common stock issued														2,778,144	1,565,625
Number of accredited investors													14
Number of incremental common stock																																																																		1,500,000
Deemed dividend on Series B Preferred shares converted into common shares and warrants														2,831,830																																														2,831,830
Fair value of warrants estimated																492,063																																																																					517,060
Received Shares Of Common Stock																																																																																						250,000
Received shares of commonstock value																																																																																						450,000
Convertible notes due				150,000
Warrants issued														17,785,714																										330,000																						330,000
Shares returned																																																																						250,000
Shares issued for setlement of payables																																																																			60,993
Loss on settlement of accounts payable for common stock														47,856
Accrued expenses, Shares																														350,000																																																				137,499
Accrued expense																														503,125
General and Administrative Expense														4,477,074	2,321,197																						1,431,684																																													187,000
Additional warrants issued to purchase common stock	10,000,000	642,857							360,000	2,550,000	848,000	4,990,000	4,990,000												714,285												935,665																							600,000
Purchase price of common stock					$ 2.25																				$ 0.87																																			$ 2.25
Sale of common stock, shares	10,000,000													17,785,714
Convertible Preferred Stock, Terms of Conversion																																																									convertible into 2.5 common shares.
Other income/(expense)	$ 3,420,000